Income Taxes Schedule of Income Tax Provision (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Provision (Benefit) [Abstract]
Federal	$ 5,472	$ 10,486	$ 0
State and local	2,045	765	0
Foreign	9,898	22,715	20,392
Total current	17,415	33,966	20,392
Deferred Income Tax Provision (Benefit) [Abstract]
Federal	17,861	7,216	(39,311)
State and local	(2,099)	3,340	(3,341)
Foreign	(37,265)	(31,743)	(28,118)
Total deferred	(21,503)	(21,187)	(70,770)
Change in valuation allowance	8,518	3,195	6,553
Total provision (benefit) for income taxes	$ 4,430	$ 15,974	$ (43,825)